Annual Total Returns - BlackRock Commodity Strategies Fund (Class K) [BarChart] - Class K - BlackRock Commodity Strategies Fund - Class K Shares	Sep. 28, 2020
Bar Chart Table:
Annual Return 2012	(1.05%)
Annual Return 2013	(7.09%)
Annual Return 2014	(14.08%)
Annual Return 2015	(24.94%)
Annual Return 2016	23.18%
Annual Return 2017	8.28%
Annual Return 2018	(14.44%)
Annual Return 2019	11.65%